Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information
Segment information
We operate in one business segment—human therapeutics. Therefore, results of our operations are reported on a consolidated basis for purposes of segment reporting, consistent with internal management reporting. Enterprise-wide disclosures about product sales; revenues and long-lived assets by geographic area; and revenues from major customers are presented below.
Revenues
Revenues were as follows (in millions):

	Years ended December 31,
	2015	2014	2013
Product sales:
ENBREL	$5,364	$4,688	$4,551
Neulasta®	4,715	4,596	4,392
Aranesp®	1,951	1,930	1,911
EPOGEN®	1,856	2,031	1,953
Sensipar®/Mimpara®	1,415	1,158	1,089
XGEVA®	1,405	1,221	1,019
Prolia®	1,312	1,030	744
NEUPOGEN®	1,049	1,159	1,398
Vectibix®	549	505	389
Nplate®	525	469	427
Kyprolis®	512	331	73
Other	291	209	246
Total product sales	20,944	19,327	18,192
Other revenues	718	736	484
Total revenues	$21,662	$20,063	$18,676

Geographic information
Outside the United States, we sell products principally in Europe. The geographic classification of product sales was based on the location of the customer. The geographic classification of all other revenues was based on the domicile of the entity from which the revenues were earned.
Certain geographic information with respect to revenues and long-lived assets (consisting of property, plant and equipment) was as follows (in millions):

	Years ended December 31,
	2015	2014	2013
Revenues:
United States	$17,167	$15,396	$14,480
Rest of the world (ROW)	4,495	4,667	4,196
Total revenues	$21,662	$20,063	$18,676

	December 31,
	2015	2014
Long-lived assets:
United States	$2,275	$2,544
Puerto Rico	1,679	1,771
ROW	953	908
Total long-lived assets	$4,907	$5,223

Major customers
In the United States, we sell primarily to pharmaceutical wholesale distributors. We utilize those wholesale distributors as the principal means of distributing our products to healthcare providers. Outside the United States, we sell principally to healthcare providers and/or pharmaceutical wholesale distributors depending on the distribution practice in each country. We monitor the financial condition of our larger customers, and we limit our credit exposure by setting credit limits and, in certain circumstances, by requiring letters of credit.
We had product sales to three customers each accounting for more than 10% of total revenues for each of the years ended December 31, 2015, 2014 and 2013. For 2015, on a combined basis, these customers accounted for 81% and 97% of worldwide gross revenues and U.S. gross product sales, respectively, as noted in the following table. Certain information with respect to these customers was as follows (dollar amounts in millions):

	Years ended December 31,
	2015	2014	2013
AmerisourceBergen Corporation:
Gross product sales	$10,038	$9,142	$8,527
% of total gross revenues	34%	34%	35%
% of U.S. gross product sales	42%	43%	44%
McKesson Corporation:
Gross product sales	$8,766	$8,011	$6,440
% of total gross revenues	30%	30%	27%
% of U.S. gross product sales	34%	35%	32%
Cardinal Health, Inc.:
Gross product sales	$5,045	$3,407	$3,209
% of total gross revenues	17%	13%	13%
% of U.S. gross product sales	21%	16%	17%

At December 31, 2015 and 2014, amounts due from these three customers each exceeded 10% of gross trade receivables and accounted for 75% and 69%, respectively, of net trade receivables on a combined basis. At December 31, 2015 and 2014, 23% and 30%, respectively, of trade receivables, net, were due from customers located outside the United States, primarily in Europe. Our total allowance for doubtful accounts as of December 31, 2015 and 2014, was not material.